Note 5 - Debt - Schedule of Debt (Details) (Parentheticals)	Dec. 31, 2020	Aug. 31, 2020	Oct. 04, 2019	Jan. 01, 2019
Six Point Zero Five Percent Insurance Premium Finance Agreement, Due July 2019 [Member]
Interest rate	6.30%			6.30%
Three Point Eight Percent Insurance Premium Finance Agreement [Member]
Interest rate	3.80%	3.80%
Credit Agreement And Note [Member]
Interest rate	10.00%		10.00%	10.00%